RELATED PARTY TRANSACTIONS - Summary of Balances Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties	$ 5,180	$ 3,990
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	0	6
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	3,886	3,192
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Due from related parties	0	163
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	0	91
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 1,294	$ 538